Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial assets and financial liabilities
35.
Financial assets and financial liabilities

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2023
Financial assets
Trade and bills receivable	14	3,582,800	3,829,777	—	7,412,577
Other receivables	14	823,650	—	—	823,650
Cash and bank balances	15	6,039,471	—	—	6,039,471
		10,445,921	3,829,777	—	14,275,698
Financial liabilities
Trade and other payables	22	—	—	9,335,062	9,335,062
Loans and borrowings	26	—	—	2,540,294	2,540,294
Other financial liability	28	—	—	67,050	67,050
		—	—	11,942,406	11,942,406

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2024
Financial assets
Trade and bills receivable	14	4,280,625	4,297,376	—	8,578,001	1,195,740
Other receivables	14	397,302	—	—	397,302	55,383
Cash and bank balances	15	6,433,593	—	—	6,433,593	896,818
		11,111,520	4,297,376	—	15,408,896	2,147,941
Financial liabilities
Trade and other payables	22	—	—	10,402,492	10,402,492	1,450,067
Loans and borrowings	26	—	—	2,509,800	2,509,800	349,857
Other financial liability	28	—	—	70,004	70,004	9,758
		—	—	12,982,296	12,982,296	1,809,682

35.
Financial assets and financial liabilities (cont’d)

Changes in liabilities arising from financing activities

	January 1, 2023	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2023
Loans and borrowings
- current	2,141,432	(291,138)	—	—	—	—	—	1,850,294
- non-current	200,000	490,000	—	—	—	—	—	690,000
Lease liabilities
- current	31,433	(43,073)	—	1,969	(1,382)	—	44,325	33,272
- non-current	28,208	—	32,084	—	—	42	(44,325)	16,009
Other financial liability	45,950	—	18,372	2,728	—	—	—	67,050
Total liabilities from financing activities	2,447,023	155,789	50,456	4,697	(1,382)	42	—	2,656,625

	January 1, 2024	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2024	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2024
Loans and borrowings
- current	1,850,294	(178,494)	—	—	—	—	200,000	1,871,800	260,922
- non-current	690,000	148,000	—	—	—	—	(200,000)	638,000	88,935
Lease liabilities
- current	33,272	(41,752)	—	1,714	(1,353)	3	41,089	32,973	4,596
- non-current	16,009	—	55,348	—	—	(10)	(41,089)	30,258	4,218
Other financial liability	67,050	—	—	2,954	—	—	—	70,004	9,758
Total liabilities from financing activities	2,656,625	(72,246)	55,348	4,668	(1,353)	(7)	—	2,643,035	368,429

The ‘Others’ column includes the effect of reclassification of non-current portion of loans and borrowings, including obligations under lease liabilities due to the passage of time.